Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-12518
Entity Registrant Name	BANCO SANTANDER, S.A.
Entity Incorporation, State or Country Code	U3
Entity Address, Address Line One	Ciudad Grupo Santander
Entity Address, Postal Zip Code	28660
Entity Address, City or Town	Boadilla del Monte (Madrid)
Entity Address, Country	ES
Entity Common Stock, Shares Outstanding	15,152,492,322
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0000891478
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
American Depositary Shares, each representing the right to receive one Share of Capital Stock of Banco Santander, S.A., par value euro 0.50 each
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing the right to receive one Share of Capital Stock of Banco Santander, S.A., par value euro 0.50 each
Trading Symbol	SAN
Security Exchange Name	NYSE
Shares of Capital Stock of Banco Santander, S.A., par value euro 0.50 each
Document Information [Line Items]
Title of 12(b) Security	Shares of Capital Stock of Banco Santander, S.A., par value euro 0.50 each
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Non-cumulative Preferred Stock Series 6
Document Information [Line Items]
Title of 12(b) Security	Non-cumulative Preferred Stock Series 6
Trading Symbol	SAN PRB
Security Exchange Name	NYSE
4.250% Second Ranking Senior Debt Securities due 2027
Document Information [Line Items]
Title of 12(b) Security	4.250% Second Ranking Senior Debt Securities due 2027
Trading Symbol	SAN27
Security Exchange Name	NYSE
3.800% Senior Non Preferred Fixed Rate Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	3.800% Senior Non Preferred Fixed Rate Notes due 2028
Trading Symbol	SAN28
Security Exchange Name	NYSE
3.306% Senior Non Preferred Fixed Rate Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	3.306% Senior Non Preferred Fixed Rate Notes due 2029
Trading Symbol	SAN29
Security Exchange Name	NYSE
4.379% Senior Non Preferred Fixed Rate Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	4.379% Senior Non Preferred Fixed Rate Notes due 2028
Trading Symbol	SAN28A
Security Exchange Name	NYSE
5.179% Subordinated Debt Securities due 2025
Document Information [Line Items]
Title of 12(b) Security	5.179% Subordinated Debt Securities due 2025
Trading Symbol	SAN/25
Security Exchange Name	NYSE
2.746% Senior Non Preferred Fixed Rate Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	2.746% Senior Non Preferred Fixed Rate Notes due 2025
Trading Symbol	SAN25
Security Exchange Name	NYSE
3.490% Senior Non Preferred Fixed Rate Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	3.490% Senior Non Preferred Fixed Rate Notes due 2030
Trading Symbol	SAN30
Security Exchange Name	NYSE
2.749% Tier 2 Subordinated Fixed Rate Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	2.749% Tier 2 Subordinated Fixed Rate Notes due 2030
Trading Symbol	SAN30A
Security Exchange Name	NYSE
1.849% Senior Non Preferred Fixed Rate Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	1.849% Senior Non Preferred Fixed Rate Notes due 2026
Trading Symbol	SAN26
Security Exchange Name	NYSE
2.958% Senior Non Preferred Fixed Rate Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	2.958% Senior Non Preferred Fixed Rate Notes due 2031
Trading Symbol	SAN31
Security Exchange Name	NYSE
4.750% Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities
Document Information [Line Items]
Title of 12(b) Security	4.750% Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities
Trading Symbol	SANP1
Security Exchange Name	NYSE
4.125% Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities
Document Information [Line Items]
Title of 12(b) Security	4.125% Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities
Trading Symbol	SANP2
Security Exchange Name	NYSE
1.722% Senior Non Preferred Callable Fixed-to-Fixed Rate Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	1.722% Senior Non Preferred Callable Fixed-to-Fixed Rate Notes due 2027
Trading Symbol	SAN27A
Security Exchange Name	NYSE
3.225% Tier 2 Subordinated Callable Fixed-to-Fixed Rate Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	3.225% Tier 2 Subordinated Callable Fixed-to-Fixed Rate Notes due 2032
Trading Symbol	SAN32
Security Exchange Name	NYSE
3.496% Senior Preferred Fixed Rate Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	3.496% Senior Preferred Fixed Rate Notes due 2025
Trading Symbol	SAN25A
Security Exchange Name	NYSE
4.175% Senior Non Preferred Fixed-to-Fixed Rate Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	4.175% Senior Non Preferred Fixed-to-Fixed Rate Notes due 2028
Trading Symbol	SAN28B
Security Exchange Name	NYSE
5.147% Senior Non Preferred Fixed Rate Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	5.147% Senior Non Preferred Fixed Rate Notes due 2025
Trading Symbol	SAN25B
Security Exchange Name	NYSE
5.294% Senior Non Preferred Fixed Rate Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	5.294% Senior Non Preferred Fixed Rate Notes due 2027
Trading Symbol	SAN27B
Security Exchange Name	NYSE
6.921% Tier 2 Subordinated Fixed Rate Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	6.921% Tier 2 Subordinated Fixed Rate Notes due 2033
Trading Symbol	SAN33
Security Exchange Name	NYSE
5.588% Senior Preferred Fixed Rate Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	5.588% Senior Preferred Fixed Rate Notes due 2028
Trading Symbol	SAN28C
Security Exchange Name	NYSE
6.527% Senior Preferred Callable Fixed-to-Fixed Rate Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	6.527% Senior Preferred Callable Fixed-to-Fixed Rate Notes due 2027
Trading Symbol	SAN27C
Security Exchange Name	NYSE
6.607% Senior Preferred Fixed Rate Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	6.607% Senior Preferred Fixed Rate Notes due 2028
Trading Symbol	SAN28D
Security Exchange Name	NYSE
6.938% Senior Preferred Fixed Rate Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	6.938% Senior Preferred Fixed Rate Notes due 2033
Trading Symbol	SAN33A
Security Exchange Name	NYSE
9.625% Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities
Document Information [Line Items]
Title of 12(b) Security	9.625% Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities
Trading Symbol	SANP3
Security Exchange Name	NYSE
9.625% Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities
Document Information [Line Items]
Title of 12(b) Security	9.625% Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities
Trading Symbol	SANP4
Security Exchange Name	NYSE
6.350% Tier 2 Subordinated Fixed Rate Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	6.350% Tier 2 Subordinated Fixed Rate Notes due 2034
Trading Symbol	SAN34
Security Exchange Name	NYSE
Senior Preferred Callable Floating Rate Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	Senior Preferred Callable Floating Rate Notes due 2028
Trading Symbol	SAN28G
Security Exchange Name	NYSE
5.365% Senior Preferred Callable Fixed-to-Fixed Rate Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	5.365% Senior Preferred Callable Fixed-to-Fixed Rate Notes due 2028
Trading Symbol	SAN28H
Security Exchange Name	NYSE
5.439% Senior Preferred Fixed Rate Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	5.439% Senior Preferred Fixed Rate Notes due 2031
Trading Symbol	SAN31A
Security Exchange Name	NYSE
8.000% Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities
Document Information [Line Items]
Title of 12(b) Security	8.000% Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities
Trading Symbol	SANP5
Security Exchange Name	NYSE
Senior Non Preferred Callable Floating Rate Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	Senior Non Preferred Callable Floating Rate Notes due 2028
Trading Symbol	SAN28E
Security Exchange Name	NYSE
5.552% Senior Non Preferred Callable Fixed-to-Fixed Rate Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	5.552% Senior Non Preferred Callable Fixed-to-Fixed Rate Notes due 2028
Trading Symbol	SAN28F
Security Exchange Name	NYSE
5.538% Senior Non Preferred Callable Fixed-to-Fixed Rate Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	5.538% Senior Non Preferred Callable Fixed-to-Fixed Rate Notes due 2030
Trading Symbol	SAN30B
Security Exchange Name	NYSE
5.565% Senior Non Preferred Fixed Rate Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	5.565% Senior Non Preferred Fixed Rate Notes due 2030
Trading Symbol	SAN30C
Security Exchange Name	NYSE
6.033% Senior Non Preferred Fixed Rate Notes due 2035
Document Information [Line Items]
Title of 12(b) Security	6.033% Senior Non Preferred Fixed Rate Notes due 2035
Trading Symbol	SAN35
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Ciudad Grupo Santander
Entity Address, Postal Zip Code	28660
Entity Address, City or Town	Boadilla del Monte (Madrid)
Entity Address, Country	ES
Contact Personnel Name	José G. Cantera
City Area Code	91
Local Phone Number	259 65 20